787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

September 15, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          Credit Suisse High Yield Bond Fund
Investment Company Act File No. 811-8777

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $.001 per share (the “Shares”)  on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Fund is registering currently $5,000,000 of Shares, but may increase such amount, and pay the additional registration fee in connection therewith, in a pre-effective amendment to the Registration Statement.

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Securities and Exchange Commission’s (the “Commission”) account at U.S. Bank the amount of $580.50 in payment of the required registration fee.

The Fund and the underwriter for the Shares expect to submit in writing at the appropriate time to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience.  At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:           Rose F. DiMartino, Willkie Farr & Gallagher LLP

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